RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Scandic American Shipping Ltd [Member]
Related Party Transaction [Line Items]
Management fee received	$ 100,000	$ 100,000	$ 200,000
Board Member [Member]
Related Party Transaction [Line Items]
Accounts payable	0	0
Costs and expenses, related party	100	300	100
Immediate Family Member of the Chairman [Member]
Related Party Transaction [Line Items]
Accounts payable	0	0	0
Costs and expenses, related party		100	100
Nordic American Offshore Limited [Member]
Related Party Transaction [Line Items]
Costs and expenses, related party	$ 2,300	$ 2,200	$ 2,100